Acquisitions - Post-Acquisition Operating Results (Details) - Alta Recourse Development L L C $ in Thousands	5 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Sales of natural gas, NGLs and oil	$ 725,807
Loss on derivatives not designated as hedges	(168,017)
Net marketing services and other	7,284
Total operating revenues	565,074
Net income	$ 233,254